Cash and cash equivalents - Summary of Cash and Cash Equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Cash and bank accounts	€ 810	€ 5,309
Short-term bank deposits	51,940	44,427
Net cash and cash equivalents	€ 52,750	€ 49,737	€ 75,283	€ 41,388